Provisions, contingent liabilities and contingent assets	12 Months Ended
Dec. 31, 2017
Provisions, contingent liabilities and contingent assets [Abstract]
Provisions, contingent liabilities and contingent assets

37.  Provisions, contingent liabilities and contingent assets

a)      Contingent assets

Contingent assets are not recognized in the financial statements. However, there are ongoing proceedings where the chance of success is considered probable, but of immaterial values, such as: a) Social Integration Program (PIS), Bradesco has made a claim to offset PIS against Gross Operating Income, paid under Decree-Laws no 2,445/88 and no 2,449/88, regarding the payment that exceeded the amount due under Supplementary Law no 07/70 (PIS Repique); and b) other taxes, the legality and/or constitutionality of which is being challenged, where the decision may lead to reimbursement of amounts paid.

b)      Contingent liabilities and tax and social security obligations

The Organization is a party to a number of labor, civil and tax lawsuits, arising from the normal course of business.

Management recorded provisions based on their opinion and that of their legal counsel, the nature of the lawsuit, similarity to previous lawsuits, complexity and the courts standing, where the loss is deemed probable.

Management considers that the provision is sufficient to cover losses generated by the respective lawsuits.

Liability related to litigation is held until the conclusion to the lawsuit, represented by judicial decisions, with no further appeals or due to the statute of limitation.

                  I -       Labor claims

These are claims brought by former employees and outsourced employees seeking indemnifications, most significantly for unpaid “overtime”, pursuant to Article 224 of the Consolidation of Labor Laws (CLT). In proceedings in which a judicial deposit is used to guarantee the execution of the judgment, the labor provision is made considering the estimated loss of these deposits. For proceedings with similar characteristics and for which there has been no official court decision, the provision is recorded based on the average calculated value of payments made for labor complaints settled in the past 12 months and for proceedings originating from acquired banks, with unique characteristics, the calculation and assessment of the required balance is conducted periodically, based on the updated recent loss history.

Overtime is monitored by using electronic time cards and paid regularly during the employment contract and, accordingly, the claims filed by former employees do not represent significant amounts.

                 II -       Civil proceedings

These are claims for pain and suffering and property damages, mainly relating to protests, returned checks, the inclusion of information about debtors in the credit restriction registry and the replacement of inflation adjustments excluded as a result of government economic plans. These lawsuits are individually controlled using a computer-based system and provisioned whenever the loss is deemed as probable, considering the opinion of Management and their legal counsel, the nature of the lawsuits, similarity with previous lawsuits, complexity and positioning of the courts.

Most of these lawsuits are brought to the Special Civil Court (JEC), in which the claims are limited to 40 times the minimum wage and do not have a significant impact on  the Organization's financial position.

There are a significant number of legal claims pleading alleged differences in adjustment for inflation on savings account balances due to the implementation of economic plans that were part of the federal government's economic policy to reduce inflation in the ‘80s and ‘90s.

Although Bradesco complied with the law and regulation in force at the time, these lawsuits have been recorded in provisions, taking into consideration the claims where the Bradesco is the defendant and the perspective of loss, which is considered after the analysis of each demand, based on the current decision of the Superior Court of Justice (STJ).

In December 2017, with the mediation of the Attorney's General Office (AGU), the entities representing the bank and the savings accounts, entered into an agreement related to litigation of economic plans, with the purpose of closing these claims, in which conditions and schedule were established for savings accounts holders may to accede the agreement. This agreement was approved by the Federal Supreme Court (STF) on March 1, 2018, pending final decision of the approval decision. As this is a voluntary agreement, Bradesco is unable to predict how many savings account holders will choose to accept the settlement offer.

Note that, regarding disputes relating to economic plans, the Federal Supreme Court (STF) suspended the prosecution of all lawsuits on cognizance stage, until the Court issues a final decision on the right under litigation.

c)      Tax and social security obligations

The Organization is disputing the legality and constitutionality of certain taxes and contributions in court, for which provisions have been recorded in full, although there is good chance of a favorable outcome, based on the opinion of Management and their legal counsel. The processing of these legal obligations and the provisions for cases for which the risk of loss is deemed as probable is regularly monitored in the legal court. During or after the conclusion of each case, a favorable outcome may arise for the Organization, resulting in the reversal of the related provisions.

The main cases are:

-        PIS and COFINS - R$ 2,489,247 thousand (R$ 2,320,261 thousand in 2016): a request for authorization to calculate and pay PIS and COFINS based on effective billing, as set forth in Article 2 of Supplementary Law no 70/91, removing from the calculation base the unconstitutional inclusion of other revenues other than those billed;

-        IRPJ/CSLL on losses of credits - R$ 1,614,663 thousand (R$ 1,913,208 thousand in 2016): we are requesting to deduct from income tax and social contributions payable (IRPJ and CSLL, respectively) amounts of actual and definite loan losses related to unconditional discounts granted during collections, regardless of compliance with the terms and conditions provided for in Articles 9 to 14 of Law no 9,430/96 that only apply to temporary losses;

-        Pension Contributions - R$ 1,466,469 thousand (R$ 1,385,456 thousand in 2016): official notifications related to the pension contributions on financial contributions in private pension plans, considered by the authorities to be compensatory sums subject to the incidence of pension contributions and to an isolated fine for not withholding IRRF on the financial contributions;

-        INSS Autonomous Brokers - R$ 643,655 thousand (R$ 901,171 thousand in 2016): The Bradesco Organization is questioning the charging of social security contribution on remunerations paid to third-party service providers, established by Supplementary Law No. 84/96 and subsequent regulations/amendments, at 20.0% with an additional 2.5%, on the grounds that services are not provided to insurance companies but to policyholders, thus being outside the scope of such a contribution as provided for in item I, Article 22 of Law no 8,212/91, as new wording in Law no 9,876/99;

-        INSS - Contribution to SAT - R$ 401,018 thousand (R$ 374,620 thousand in 2016):  thousand: in an ordinary lawsuit filed by the Brazilian Federation of Banks - Febraban, since April 2007, on behalf of its members, is questioning the classification of banks at the highest level of risk, with respect to Work Accident Risk - RAT, which eventually raised the rate of the respective contribution from 1% to 3%, in accordance with Decree no 6,042/07; and

In general, the provisions relating to lawsuits are classified as non-current, due to the unpredictability of the duration of the proceedings in the Brazilian justice system. For this reason, the estimate has not been disclosed with relation to the specific year in which these lawsuits will be closed.

In 2017, the Organization adhered to the Special Tax Regularization Program (PERT), established by Provisional Measure (MP) No. 783/17, which provides for the settlement by means of payment and installment payment of its tax and social security obligations with the Brazilian Federal Revenue Service and the National Treasury Attorney-General's Office (PGFN) of debts due up to April 30, 2017, resulting in a negative net effect of R$241,141 thousand in the Consolidated statement of income. On October 24, 2017, the MP No. 783/17 was converted into Law No. 1396/17 and was amended; however, no relevant impacts on the Organization.

In addition to this, Bradesco also adhered to the Incentivized Installment Payment Program (PPI-SP), Law No. 16,680/17 in order to promote the settlement of debts regarding such law as to taxable events occurred up to December 31,2016, resulting in the net negative effect of R$61,814 thousand.

d)      Changes in other provision

	R$ thousand
	Labor	Civil	Tax and Social Security (1) (2)
Balance on December 31, 2016	5,101,732	5,003,440	8,187,237
Indexation charges	637,263	484,447	500,719
Additions, net of reversals	1,002,559	830,642	(984,342)
Payments	(1,186,758)	(971,966)	(114,246)
Balance on December 31, 2017	5,554,796	5,346,563	7,589,368

Balance on December 31, 2015	3,048,442	4,202,950	8,112,925
Indexation charges	454,045	409,236	705,036
Additions, net of reversals	876,816	1,310,333	(1,236,705)
Balance originating from an acquired institution (3)	1,684,370	544,997	703,967
Payments	(961,941)	(1,464,076)	(97,986)
Balance on December 31, 2016	5,101,732	5,003,440	8,187,237

(1)   Mainly include legal liabilities;

(2)   In 2017, there were reversals of provisions related to: (i) the PIS process, related to the remuneration of amounts unduly paid, in the amount of R$ 268,729 thousand; (ii) IRPJ / CSLL on credit losses, in the amount of R$ 408,730 thousand; and (iii) Favorable decision in the process of social security contribution on the remuneration paid to accredited dentists (INSS of Self-employed), in the amount of R$ 348,820 thousand and in 2016, there were reversals of a provisions relating to: i) the process of INSS of the self-employed of the Bradesco Saúde subsidiary, in the amount of R$ 1,081,528 thousand; ii) to the Pis process - EC 17, in the amount of R$ 242,242 thousand; and iii) offset by the provision for social security contributions on transfers to private pension plans, in the amount of R$ 215,668 thousand; and

(3)   HSBC Brasil.

e)      Contingent liabilities classified as possible losses

The Organization maintains a system to monitor all administrative and judicial proceedings in which the institution is plaintiff or defendant and, based on the opinion of legal counsel, classifies the lawsuits according to the expectation of loss. Case law trends are periodically analyzed and, if necessary, the related risk is reclassified. In this respect, contingent lawsuits deemed to have a possible risk of loss are not recorded as a liability in the financial statements. The main proceedings in this category are the following: a) 2006 to 2013 income tax and social contribution, relating to goodwill amortization being disallowed on the acquisition of investments, for the amount of R$ 6,264,741 thousand (R$ 5,894,504 thousand in 2016); b) Fines and disallowances of Cofins loan compensations, released after a favorable decision in a judicial proceeding, where the unconstitutionality of the expansion of the intended calculation base was discussed for revenues other than those from billing (Law no 9,718/98), in the amount of R$ 4,902,151 thousand (R$ 3,999,185 thousand in 2016); c) Leases companies' Tax on Services of any Nature (ISSQN), total lawsuits correspond to R$ 2,394,087 thousand (R$ 2,398,185 thousand in 2016) which relates to the municipal tax demands from municipalities other than those in which the company is located and where, under law, tax is collected; d) IRPJ and CSLL deficiency note relating to disallowance of exclusions of revenues from the mark-to-market of securities from 2007 to 2013, differences in depreciation expenses, insufficient depreciation expenses, expenses with depreciation of leased assets, operating expenses and income and disallowance of tax loss compensation, in the amount of R$ 2,431,844 thousand (R$ 1,653,942 thousand in 2016); e) Notifications and disallowances of compensations of PIS and Cofins related to the unconstitutional extension of the basis of calculation intended for other income other than the billing (Law no 9,718/98), from acquired companies, amounting to R$ 1,399,506 thousand (R$ 1,317,238 thousand in 2016); f) IRPJ and CSLL deficiency notice relating to the disallowance of loan loss deductions, for the amount of R$ 969,713 thousand (R$ 760,436 thousand in 2016); and g) IRPJ and CSLL deficiency note, amounting to R$ 489,687 thousand (R$ 459,962 thousand in 2016) relating to profit of subsidiaries based overseas, for the calendar years of 2008 and 2009.